CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash from operating activities:
Net loss	$ (2,079,663)	$ (2,752,309)	$ (10,764,457)	$ (11,241,718)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	712,388	158,208	2,161,722	550,201
Stock based compensation	995,647	159,320	108,981	710,047
Stock issued for services	50,000	37,500	165,000	143,065
Amortization of debt discount related to warrant liabilities	269,311		184,002
Fair value of warrant liabilities			(245,980)
Gain on settlement of warrant liabilities			(379,626)
Amortization of operating lease right of use asset - Office Lease	91,142	83,348	344,757	316,776
Amortization of lease right of use asset - Edge Data Centers	75,633		50,820
Provision for credit losses, accounts receivable			76,037
Provision for credit losses, note receivable			161,250
Inventory write-off	25,000		126,703
Changes in assets and liabilities:
Accounts receivable	(106,053)	866,373	982,985	1,955,800
Accounts receivable - related parties	(1,466,191)
Note receivable		(1,875)	(7,500)	(153,750)
Contract assets	(64,684)	(270,099)	6,173	(216,225)
Inventory	10,624	23,828	52,700	(97,804)
Security deposit			50,000	50,000
Prepaid expenses and other current assets	(42,467)	57,944	414,091	744,771
Accounts payable	(271,304)	(415,718)	374,188	(1,694,756)
Accrued expenses	77,879	76,370	209,138	(289,209)
Operating lease obligation - Office Lease	(94,956)	(82,306)	(342,206)	(232,007)
Lease obligation - Edge Data Centers	33,680		22,055
Contract liabilities	(2,889,411)	26,697	2,760,480	708,245
Net cash used in operating activities	(4,673,425)	(2,032,719)	(3,488,687)	(8,746,564)
Cash flows from investing activities:
Purchase of patents/trademarks	(9,264)	(980)	(9,535)	(69,327)
Purchase of software development				(527,896)
Purchase of fixed assets	(572,359)	(8,830)	(1,831,763)	(496,686)
Net cash used in investing activities	(581,623)	(9,810)	(1,841,298)	(1,093,909)
Cash flows from financing activities:
Repayments on financing agreements	(136,606)	(130,535)	(430,855)	(520,529)
Repayments of notes payable, related parties	(1,000,000)
Repayment of finance lease				(22,851)
Proceeds from notes payable, related parties			2,200,000
Proceeds from exercise of stock options	107,925		899,521
Proceeds from common stock issued	3,954,940		3,544,689
Stock issuance cost	(138,226)	(36,188)	(220,183)	(25,797)
Proceeds from shares issued under Employee Stock Purchase Plan			166,265	230,400
Proceeds from preferred stock issued		2,745,002	2,995,002	11,500,000
Net cash provided by financing activities	2,788,033	2,578,279	9,154,439	11,161,223
Net increase (decrease) in cash	(2,467,015)	535,750	3,824,454	1,320,750
Cash, beginning of period	6,266,296	2,441,842	2,441,842	1,121,092
Cash, end of period	3,799,281	2,977,592	6,266,296	2,441,842
Supplemental Disclosure of Cash Flow Information:
Interest paid	3,865		3,865	7,159
Taxes paid	15,945		20,126	29,085
Supplemental Non-Cash Investing and Financing Activities:
Debt discount for warrant liability			625,606
Notes issued for financing of insurance premiums	249,448	272,322	434,883	487,929
Transfer of inventory to fixed assets	$ 49,609
Transfer of inventory to fixed assets			545,091
Intangible asset acquired with contract liability			11,161,428
Equity Investment - Sawgrass APR Holdings LLC			7,233,000
Right of use asset and liability for Edge Data Centers			$ 2,070,000